8. Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Tables
Subsidiaries and other related parties

	Loans		Commercial transactions
	Assets	Liabilities	Receivables(1)	Payables(1)

Oxicap Indústria de Gases Ltda.	-	-	-	1,489
Química da Bahia Indústria e Comércio S.A.	-	2,946	-	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	-	-	1,067	31
Refinaria de Petróleo Riograndense S.A.	-	-	-	22,199
Others	490	1,239	-	-

Total in 2017	490	4,185	1,067	23,719

	Loans		Commercial transactions
	Assets	Liabilities	Receivables(1)	Payables(1)

Oxicap Indústria de Gases Ltda.	-	-	-	1,534
Química da Bahia Indústria e Comércio S.A.	-	2,946	-	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	-	-	7,259	5,820
Refinaria de Petróleo Riograndense S.A.	-	-	-	18,186
Others	490	1,326	-	-

Total in 2016	490	4,272	7,259	25,540

(1)	Included in “trade receivables” and “trade payables,” respectively.

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda	6	18,108
Refinaria de Petróleo Riograndense S.A.	-	1,004,030
ConectCar Soluções de Mobilidade Eletrônica S.A.	7,239	859
Total in 2017	7,245	1,022,997

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda.	6	18,079
Refinaria de Petróleo Riograndense S.A.	-	958,007
ConectCar Soluções de Mobilidade Eletrônica S.A.	13,329	1,424
Total in 2016	13,335	977,510

	Commercial transactions
	Sales and services	Purchases
Oxicap Indústria de Gases Ltda.	6	12,353
Refinaria de Petróleo Riograndense S.A.	-	615,014
ConectCar Soluções de Mobilidade Eletrônica S.A.	18,205	-
Total in 2015	18,211	627,367

Expenses for compensation of its key executives
	2017	2016	2015

Short-term compensation	45,477	40,306	37,759
Stock compensation	1,399	5,427	6,126
Post-employment benefits	1,096	3,336	2,936
Termination benefit	8,794	-	-
Long-term compensation	(6,459)	2,473	2,302
Total	50,307	51,542	49,123

Shares granted
Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs

March 13, 2017	100,000	2022 to 2024	67.99	9,378	(1,327)	8,051
March 4, 2016	190,000	2021 to 2023	65.43	17,147	(5,339)	11,808
December 9, 2014	570,000	2019 to 2021	50.64	39,814	(20,849)	18,965
March 5, 2014	83,400	2019 to 2021	52.15	5,999	(3,906)	2,093
November 7, 2012	199,998	2017 to 2019	42.90	18,309	(15,937)	2,372
December 14, 2011	40,000	2016 to 2018	31.85	5,272	(5,042)	230
November 10, 2010	-	2015 to 2017	26.78	9,602	(9,602)	-
	1,183,398			105,521	(62,002)	43,519

Changes of number of shares granted
Balance on 12/31/2015	1,727,264
Shares granted on March 4, 2016	190,000
Shares vested and transferred	(417,192)
Balance on 12/31/2016	1,500,072
Shares granted on March 4, 2017	100,000
Forfeiture of granted shares due to termination of executive employment	(143,333)
Shares vested and transferred	(273,341)
Balance on 12/31/2017	1,183,398

Restricted stock program
Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs

Restricted	October 1, 2017	120,000	2023	76.38	12,642	(527)	12,115
Restricted and Performance	November 8, 2017	46,270	2020 to 2022	76.38	5,901	(257)	5,644

		166,270			18,543	(784)	17,759